MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	$ 13,299,906	$ 26,399,708	$ 25,296,210
Acquisition cost	3,609,896	1,398,207	712,901
Deferred exploration costs:
Licenses, powerplant application	649,588	344,832	187,659
Geological core and consulting	1,560,699	414,574	194,584
Personnel, camp and general	1,702,892	815,069	721,255
Deferred exploration costs	3,913,179	1,574,475	1,103,498
Impairment	(13,994,970)	(14,829,267)
Mineral properties, ending	3,643,720	13,299,906	26,399,708
Titan
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	0	0
Acquisition cost	0	96,200
Deferred exploration costs:
Licenses, powerplant application	0	0	0
Geological core and consulting	0	0	0
Personnel, camp and general	0	0	0
Deferred exploration costs	0	0	0
Impairment	0	(96,200)
Mineral properties, ending	0	0	0
Chandgana Tal
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	11,186,322	11,040,916
Acquisition cost	0	0
Deferred exploration costs:
Licenses, powerplant application	1,271	27,190	93,505
Geological core and consulting	0	39,362	48,533
Personnel, camp and general	20,590	2,492	3,368
Deferred exploration costs	21,861	69,044	145,406
Impairment	(21,861)	(11,255,366)
Mineral properties, ending	0	0	11,186,322
Khavtgai Uul
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	0	3,232,443	3,139,891
Acquisition cost	0	0
Deferred exploration costs:
Licenses, powerplant application	261,168	242,766	89,184
Geological core and consulting	0	0	0
Personnel, camp and general	3,741	2,492	3,368
Deferred exploration costs	264,909	245,258	92,552
Impairment	(264,909)	(3,477,701)
Mineral properties, ending	0	0	3,232,443
Pulacayo Paca
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	12,809,550	11,980,943	11,115,403
Acquisition cost	0	0
Deferred exploration costs:
Licenses, powerplant application	0	0	4,970
Geological core and consulting	51,112	102,592	146,051
Personnel, camp and general	847,538	726,015	714,519
Deferred exploration costs	898,650	828,607	865,540
Impairment	(13,708,200)	0
Mineral properties, ending	0	12,809,550	11,980,943
Gibellini
Disclosure of detailed information about investment property [line items]
Mineral properties, beginning	490,356	0	0
Acquisition cost	425,605	58,790
Deferred exploration costs:
Licenses, powerplant application	387,149	74,876	0
Geological core and consulting	1,509,587	272,620	0
Personnel, camp and general	831,023	84,070	0
Deferred exploration costs	2,727,759	431,566	0
Impairment	0	0
Mineral properties, ending	$ 3,643,720	$ 490,356	$ 0